Capital Structure (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	May 12, 2014	Apr. 15, 2014	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	May 12, 2015	Apr. 11, 2012	May 19, 2011
Class of Stock [Line Items]
Common stock shares authorized				475,000,000	475,000,000
Common stock par value				$ 0.01	$ 0.01
Conversion of stock, shares converted				2,042,527
Amount of converted stock				$ 500,000
Issuance of common shares				244,119
Units issued		100,000
Proceeds from issuance of units including amounts allocated to warrant liability		$ 10,753,000
Amount allocated to warrant liability		1,550,000
Other offering expenses		$ 197,410
Non-vested shares cancelled
Number of non-vested shares				2,800	9,780
Common stock outstanding				2,912,257	625,611
Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares issued under the equity incentive plan					7,600	6,800
Non-vested shares cancelled					440	20
Preferred Class C [Member]
Class of Stock [Line Items]
Issuance of common shares				36,500
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized				475,000,000	475,000,000				475,000,000
Common stock par value				$ 0.01	$ 0.01				$ 0.01
Conversion of Stock, Shares Issued							100
Shares surrendered after IPO							100
Capital Stock [Member]
Class of Stock [Line Items]
Capital stock shares authorized									500,000,000	100
Conversion of stock, shares converted							100
Share Buyback Program [Member]
Class of Stock [Line Items]
Share buyback program - authorized amount								$ 5,000,000
Share buyback program - period in force	12 months
Share Repurchase Program [Member]
Class of Stock [Line Items]
Share buyback program - period in force			12 months
Neige International Inc [Member]
Class of Stock [Line Items]
Units issued		10,000